SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of segment reporting

	Brazil			CAC			Latin America – South			Canada			Consolidated
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023

Net sales	49,030.8	48,605.4	46,361.7	10,963.9	11,023.7	10,044.8	17,988.3	19,829.7	13,797.2	10,259.5	9,993.9	9,533.2	88,242.5	89,452.7	79,736.9
Cost of sales	(24,254.9)	(23,809.3)	(23,516.1)	(5,022.3)	(5,076.2)	(5,035.1)	(9,263.6)	(10,460.4)	(6,657.3)	(4,323.3)	(4,269.2)	(4,083.1)	(42,864.1)	(43,615.1)	(39,291.6)
Gross profit	24,775.9	24,796.1	22,845.6	5,941.6	5,947.5	5,009.7	8,724.7	9,369.3	7,139.9	5,936.2	5,724.7	5,450.1	45,378.4	45,837.6	40,445.3
Distribution expenses	(6,131.8)	(6,423.9)	(6,428.6)	(893.0)	(927.6)	(853.1)	(2,148.0)	(2,388.9)	(1,614.3)	(1,756.1)	(1,816.7)	(1,854.6)	(10,928.9)	(11,557.1)	(10,750.6)
Sales and marketing expenses	(4,761.0)	(4,876.3)	(4,477.0)	(772.5)	(792.1)	(665.1)	(1,645.4)	(1,932.6)	(1,190.0)	(1,169.2)	(1,033.2)	(1,080.4)	(8,348.1)	(8,634.2)	(7,412.5)
Administrative expenses	(3,769.0)	(3,860.2)	(3,563.2)	(404.6)	(490.2)	(413.0)	(979.5)	(1,094.4)	(659.5)	(709.8)	(756.3)	(638.0)	(5,862.9)	(6,201.1)	(5,273.7)
Other operating income/(expenses)	2,370.8	2,415.8	1,892.5	(22.2)	(13.5)	26.3	94.4	45.8	95.0	(7.1)	9.2	15.1	2,435.9	2,457.3	2,028.9
Exceptional items	(36.0)	(16.2)	(137.8)	824.7	(9.8)	(17.9)	(120.2)	(51.6)	(47.6)	(25.2)	(23.2)	(3.1)	643.3	(100.8)	(206.4)
Income from operations	12,448.9	12,035.3	10,131.5	4,674.0	3,714.3	3,086.9	3,926.0	3,947.6	3,723.5	2,268.8	2,104.5	1,889.1	23,317.7	21,801.7	18,831.0
Net financial results													(4,001.8)	(2,318.3)	(3,609.8)
Share of results of associates and joint ventures													105.8	3.9	(185.3)
Income before income tax													19,421.7	19,487.3	15,035.9
Income tax expenses													(3,433.3)	(4,640.4)	(75.5)
Net income													15,988.4	14,846.9	14,960.4

Acquisitions of property, plant and equipment	3,045.3	2,838.0	3,365.5	603.7	558.8	593.4	651.3	982.8	782.2	290.2	369.5	1,263.0	4,590.5	4,749.1	6,004.1

(continued)

	Brazil			CAC			Latin America - South			Canada			Consolidated
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023

Segment assets	58,540.0	57,776.0	56,974.2	14,331.9	16,742.1	13,692.3	23,344.5	28,247.8	16,085.1	16,783.6	18,394.3	15,856.9	113,000.0	121,160.2	102,608.5
Inter-segment eliminations													(3,067.6)	(4,607.7)	(2,162.1)
Non-segmented assets (i)													35,154.8	45,955.8	32,197.9
Total assets													145,087.2	162,508.3	132,644.3

Segment liabilities	32,120.9	34,429.6	28,841.3	5,297.5	6,814.2	4,981.5	7,078.6	9,146.1	5,095.4	4,260.6	4,976.6	5,131.0	48,757.6	55,366.5	44,049.2
Inter-segment eliminations													(3,067.5)	(4,607.7)	(2,161.8)
Non-segmented liabilities (i)													99,397.1	111,749.5	90,756.9
Total liabilities													145,087.2	162,508.3	132,644.3

(i)	The balance of non-segmented assets refers mainly to cash and cash equivalents, taxes and investments. The balance of non-segmented liabilities refers mainly to equity values, taxes and derivatives.

Schedule of additional information

	Brazil
	Beer			NAB			Total
	2025	2024	2023	2025	2024	2023	2025	2024	2023

Net sales	40,230.7	40,220.2	38,985.9	8,800.1	8,385.2	7,375.8	49,030.8	48,605.4	46,361.7
Cost of sales	(19,380.5)	(19,282.4)	(19,377.7)	(4,874.4)	(4,526.9)	(4,138.4)	(24,254.9)	(23,809.3)	(23,516.1)
Gross profit	20,850.2	20,937.8	19,608.2	3,925.7	3,858.3	3,237.4	24,775.9	24,796.1	22,845.6
Distribution expenses	(4,845.1)	(5,132.2)	(5,171.9)	(1,286.7)	(1,291.7)	(1,256.7)	(6,131.8)	(6,423.9)	(6,428.6)
Sales and marketing expenses	(4,280.8)	(4,353.8)	(3,969.4)	(480.2)	(522.5)	(507.6)	(4,761.0)	(4,876.3)	(4,477.0)
Administrative expenses	(3,301.5)	(3,363.6)	(3,106.0)	(467.5)	(496.6)	(457.2)	(3,769.0)	(3,860.2)	(3,563.2)
Other operating income/(expenses)	1,891.2	1,878.3	1,474.1	479.6	537.5	418.4	2,370.8	2,415.8	1,892.5
Exceptional items	(36.0)	(16.2)	(137.8)	-	-	-	(36.0)	(16.2)	(137.8)
Income from operations	10,278.0	9,950.3	8,697.2	2,170.9	2,085.0	1,434.3	12,448.9	12,035.3	10,131.5